FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05459
                                   ---------

                          TEMPLETON GLOBAL INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON GLOBAL INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------
CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1


                       This page intentionally left blank.



TEMPLETON GLOBAL INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT(a)            VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.2%
ARGENTINA 1.3%
Republic of Argentina, FRN, 3.01%, 8/03/12 .............................        $   16,750,000           $   15,010,194
                                                                                                         --------------
AUSTRALIA 5.1%
New South Wales Treasury Corp.,
   8.00%, 3/01/08 ......................................................             6,200,000 AUD            4,993,850
   6.00%, 5/01/12 ......................................................            10,200,000 AUD            7,973,567
Queensland Treasury Corp.,
   6.00%, 7/14/09 ......................................................             4,100,000 AUD            3,181,075
   6.00%, 8/14/13 ......................................................            56,500,000 AUD           44,620,723
                                                                                                         --------------
                                                                                                             60,769,215
                                                                                                         --------------
AUSTRIA 1.7%
Republic of Austria,
   5.50%, 10/20/07 .....................................................            10,720,000 EUR           14,181,891
   5.00%, 7/15/12 ......................................................             4,580,000 EUR            6,364,137
                                                                                                         --------------
                                                                                                             20,546,028
                                                                                                         --------------
BELGIUM 2.8%
Kingdom of Belgium,
   8.50%, 10/01/07 .....................................................            19,718,000 EUR           27,680,091
   5.00%, 9/28/12 ......................................................             3,840,000 EUR            5,336,944
                                                                                                         --------------
                                                                                                             33,017,035
                                                                                                         --------------
BRAZIL 0.6%
Republic of Brazil, DCB, L, FRN, 3.125%, 4/15/12 .......................             7,604,568                7,307,534
                                                                                                         --------------
CANADA 5.6%
Government of Canada,
   8.75%, 12/01/05 .....................................................             5,290,000 CAD            4,344,542
   6.00%, 6/01/11 ......................................................            26,263,000 CAD           23,591,378
Province of Alberta,
   7.50%, 12/01/05 .....................................................             9,470,000 CAD            7,729,914
   5.00%, 12/16/08 .....................................................            28,530,000 CAD           24,063,169
Province of British Columbia, 6.00%, 6/09/08 ...........................             7,000,000 CAD            6,032,649
                                                                                                         --------------
                                                                                                             65,761,652
                                                                                                         --------------
DENMARK 1.7%
Kingdom of Denmark,
   6.00%, 11/15/11 .....................................................            15,500,000 DKK            3,038,025
   5.00%, 11/15/13 .....................................................            92,320,000 DKK           17,417,053
                                                                                                         --------------
                                                                                                             20,455,078
                                                                                                         --------------
FINLAND 1.5%
Government of Finland, 5.00%, 7/04/07 ..................................            13,200,000 EUR           17,166,271
                                                                                                         --------------
FRANCE 1.3%
Government of France,
   4.00%, 4/25/09 ......................................................             9,750,000 EUR           12,670,920
   4.25%, 4/25/19 ......................................................             2,250,000 EUR            2,990,361
                                                                                                         --------------
                                                                                                             15,661,281
                                                                                                         --------------


                                          Quarterly Statement of Investments | 3


TEMPLETON GLOBAL INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT(a)            VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
GERMANY 2.7%
Kfw Bankengruppe, senior note, 6.375%, 2/17/15 .........................            45,550,000 NZD       $   32,205,969
                                                                                                         --------------
GREECE 0.5%
Hellenic Republic, 4.60%, 5/20/13 ......................................             4,560,000 EUR            6,134,177
                                                                                                         --------------
HUNGARY 1.4%
Government of Hungary,
   8.50%, 10/12/05 .....................................................         3,342,000,000 HUF           16,211,513
   7.00%, 4/12/06 ......................................................           110,000,000 HUF              530,241
                                                                                                         --------------
                                                                                                             16,741,754
                                                                                                         --------------
INDONESIA 5.7%
Government of Indonesia, 11.00%, 10/15/14 ..............................        24,400,000,000 IDR            2,534,084
Indonesia Recapital Bonds,
   14.00%, 6/15/09 .....................................................        49,141,000,000 IDR            5,751,531
   13.15%, 3/15/10 .....................................................       188,975,000,000 IDR           21,728,459
   14.25%, 6/15/13 .....................................................        50,150,000,000 IDR            6,140,978
   14.275%, 12/15/13 ...................................................       254,836,000,000 IDR           31,359,175
                                                                                                         --------------
                                                                                                             67,514,227
                                                                                                         --------------
IRELAND 0.8%
Republic of Ireland, 4.25%, 10/18/07 ...................................             7,000,000 EUR            9,014,993
                                                                                                         --------------
MALAYSIA 2.2%
Government of Malaysia,
   4.305%, 2/27/09 .....................................................            75,200,000 MYR           20,427,090
   4.032%, 9/15/09 .....................................................            21,400,000 MYR            5,758,380
                                                                                                         --------------
                                                                                                             26,185,470
                                                                                                         --------------
MEXICO 1.1%
United Mexican States, 144A, 7.50%, 3/08/10 ............................             8,800,000 EUR           12,682,675
                                                                                                         --------------
NETHERLANDS 0.5%
Government of Netherlands, 5.75%, 2/15/07 ..............................             4,800,000 EUR            6,263,258
                                                                                                         --------------
NEW ZEALAND 4.5%
Government of New Zealand,
   7.00%, 7/15/09 ......................................................            41,630,000 NZD           30,595,419
   6.00%, 11/15/11 .....................................................            31,373,000 NZD           22,436,959
                                                                                                         --------------
                                                                                                             53,032,378
                                                                                                         --------------
NORWAY 2.0%
Kingdom of Norway, 6.75%, 1/15/07 ......................................           142,000,000 NOK           23,471,425
                                                                                                         --------------
PERU 0.2%
Republic of Peru,
   9.875%, 2/06/15 .....................................................             1,800,000                2,209,500
   FRN, 4.50%, 3/07/17 .................................................               297,000                  281,779
                                                                                                         --------------
                                                                                                              2,491,279
                                                                                                         --------------


4 | Quarterly Statement of Investments


TEMPLETON GLOBAL INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT(a)            VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
PHILIPPINES 1.9%
Republic of Philippines,
   9.00%, 2/15/13 ......................................................       $     5,500,000           $    5,816,250
   Reg S, 9.125%, 2/22/10 ..............................................            12,170,000 EUR           16,644,611
                                                                                                         --------------
                                                                                                             22,460,861
                                                                                                         --------------
POLAND 6.5%
Republic of Poland,
   8.50%, 11/12/06 .....................................................           100,860,000 PLN           31,117,650
   8.50%, 5/12/07 ......................................................            68,700,000 PLN           21,561,853
   6.00%, 5/24/09 ......................................................            65,250,000 PLN           19,843,248
   6.25%, 10/24/15 .....................................................            12,550,000 PLN            4,035,119
                                                                                                         --------------
                                                                                                             76,557,870
                                                                                                         --------------
SINGAPORE 1.9%
Republic of Singapore,
   4.00%, 3/01/07 ......................................................             8,500,000 SGD            5,271,448
   2.625%, 10/01/07 ....................................................            28,470,000 SGD           17,311,222
                                                                                                         --------------
                                                                                                             22,582,670
                                                                                                         --------------
SLOVAK REPUBLIC 4.6%
Republic of Slovakia,
   4.95%, 3/05/08 ......................................................            66,600,000 SKK            2,228,887
   4.80%, 4/14/09 ......................................................           333,500,000 SKK           11,221,104
   7.50%, 3/13/12 ......................................................            84,000,000 SKK            3,330,873
   Strip, 1/14/07 ......................................................         1,264,000,000 SKK           38,287,050
                                                                                                         --------------
                                                                                                             55,067,914
                                                                                                         --------------
SOUTH AFRICA 0.2%
Republic of South Africa, 5.25%, 5/16/13 ...............................             2,000,000 EUR            2,690,059
                                                                                                         --------------
SOUTH KOREA 14.8%
Korea Treasury Bond,
   4.50%, 3/05/06 ......................................................        19,500,000,000 KRW           19,488,427
   4.50%, 9/03/06 ......................................................        29,790,000,000 KRW           29,888,906
   6.90%, 1/16/07 ......................................................        41,010,000,000 KRW           42,773,204
   3.75%, 9/10/07 ......................................................         6,200,000,000 KRW            6,114,105
   5.77%, 10/09/07 .....................................................        39,640,000,000 KRW           41,244,841
   4.75%, 3/12/08 ......................................................         8,075,000,000 KRW            8,246,262
   4.50%, 9/09/08 ......................................................        12,000,000,000 KRW           12,204,554
Republic of Korea,
   6.15%, 7/10/07 ......................................................        10,000,000,000 KRW           10,437,102
   5.00%, 3/26/13 ......................................................         5,000,000,000 KRW            5,199,191
                                                                                                         --------------
                                                                                                            175,596,592
                                                                                                         --------------
SPAIN 2.0%
Government of Spain,
   8.80%, 4/30/06 ......................................................            13,342,000 EUR           17,409,495
   5.00%, 7/30/12 ......................................................             4,850,000 EUR            6,736,194
                                                                                                         --------------
                                                                                                             24,145,689
                                                                                                         --------------


                                          Quarterly Statement of Investments | 5


TEMPLETON GLOBAL INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT(a)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    SWEDEN 9.2%
    Kingdom of Sweden,
       5.25%, 03/15/11 .........................................................           273,300,000 SEK         $   41,511,506
       3.50%, 4/20/06 ..........................................................            85,955,000 SEK             11,723,552
       8.00%, 8/15/07 ..........................................................            59,250,000 SEK              8,959,655
       6.50%, 5/05/08 ..........................................................           100,400,000 SEK             15,078,354
       5.50%, 10/08/12 .........................................................            62,060,000 SEK              9,706,572
       Index Linked, 3.50%, 12/01/15 ...........................................           129,800,000 SEK             22,473,706
                                                                                                                   --------------
                                                                                                                      109,453,345
                                                                                                                   --------------
    THAILAND 5.6%
    Thailand Government Bond,
       8.50%, 10/14/05 .........................................................           396,215,000 THB               9,961,009
       8.00%, 12/08/06 .........................................................         1,453,680,000 THB             38,439,264
       5.60%, 07/07/07 .........................................................           499,730,000 THB             12,895,752
       4.125%, 2/12/08 .........................................................           178,700,000 THB              4,494,549
       8.50%, 12/08/08 .........................................................            31,000,000 THB                893,150
                                                                                                                   --------------
                                                                                                                       66,683,724
                                                                                                                   --------------
    UKRAINE 3.0%
    Republic of Ukraine,
       144A, 6.875%, 3/04/11 ...................................................             6,020,000                  6,295,716
       144A, 7.65%, 6/11/13 ....................................................            21,700,000                 23,653,000
       FRN, 5.36%, 8/05/09 .....................................................             5,300,000                  5,685,310
                                                                                                                   --------------
                                                                                                                       35,634,026
                                                                                                                   --------------
    UNITED KINGDOM 0.1%
    United Kingdom, 8.50%, 7/16/07 .............................................               811,000 GBP              1,599,632
                                                                                                                   --------------
    VENEZUELA 3.2%
    Republic of Venezuela,
       9.25%, 9/15/27 ..........................................................            32,955,000                 32,880,851
       FRN, 3.09%, 4/20/11 .....................................................             5,550,000                  4,973,078
                                                                                                                   --------------
                                                                                                                       37,853,929
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,011,649,225) ..........................                                    1,141,758,204
                                                                                                                   --------------
                                                                                         ----------------
                                                                                         SHARES/PRINCIPAL
                                                                                             AMOUNT(a)
                                                                                         ----------------
    SHORT TERM INVESTMENTS 2.0%
    NORWAY 1.9%
 (b)Norwegian Treasury Bills, 6/15/05 - 9/21/05 ...............................           147,800,000 NOK              22,833,613
                                                                                                                   --------------
    UNITED STATES 0.1%
 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ............              1,114,520                   1,114,520
                                                                                                                   --------------
    TOTAL SHORT TERM INVESTMENTS (COST $23,822,430) ............................                                       23,948,133
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $1,035,471,655) 98.2% ..............................                                    1,165,706,337
    OTHER ASSETS, LESS LIABILITIES 1.8% ........................................                                       21,956,382
                                                                                                                   --------------
    NET ASSETS 100.0% ..........................................................                                   $1,187,662,719
                                                                                                                   --------------


6 | Quarterly Statement of Investments


TEMPLETON GLOBAL INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Notes

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7


TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...................................    $ 1,054,377,282
                                                           ===============
Unrealized appreciation ...............................    $   122,929,885
Unrealized depreciation ...............................        (11,600,830)
                                                           ---------------
Net unrealized appreciation (depreciation) ............    $   111,329,055
                                                           ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005